Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Schedule of Property and Equipment Net	The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:
Useful Lives
Buildings	20 years
Machinery	10 years
Furniture, fixture and electronic equipment	3-10 years
Vehicles	4 years

Schedule of Estimated Useful Lives of Intangible Assets	The estimated useful lives of intangible assets are as follows:
Useful life
Land use right	50 years
Licensed software	5-10 years
Trademark	10 years
Customer relationship	5 years
Proprietary technology	5 years

Schedule of Our Sales from Our Product Lines	The following table presents an overview of our sales from our product lines for the six months ended September 30, 2023 and 2022:
	For the six months ended September 30,
	2023	2022
Healthcare products	$10,981,175	$28,103,868
Online store	8,868,459	8,093,778
Internet information and advertising	-	754,600
Automobiles	6,293,965	16,037,762
Revenue from discontinued operations (Note 15)	(19,849,634)	(36,109,692)
Revenue	$6,293,965	$16,880,316

Schedule of Foreign Currency Translation	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	September 30, 2023	March 31, 2023	September 30, 2022
Period-end spot rate	US$1=RMB 7.1798	US$1=RMB 6.8717	US$1=RMB 7.0998
Average rate	US$1=RMB 7.1206	US$1=RMB 6.8855	US$1=RMB 6.7873